Consolidated Statements of Changes in Stockholders Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended						6 Months Ended		12 Months Ended
	Jun. 30, 2012 Retained Earnings	Jun. 30, 2011 Retained Earnings	Dec. 31, 2011 Retained Earnings	Dec. 31, 2010 Retained Earnings	Dec. 31, 2009 Retained Earnings	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss), Net of tax	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss), Net of tax	Dec. 31, 2009 Accumulated Other Comprehensive Income (Loss), Net of tax	Jun. 30, 2012 Treasury Stock	Jun. 30, 2011 Treasury Stock	Dec. 31, 2011 Treasury Stock	Dec. 31, 2010 Treasury Stock	Dec. 31, 2009 Treasury Stock
Net unrealized holding gains (losses) on securities arising during the year,tax						$ 5,306	$ 577	$ 8,438
Reclassification adjustment for gains included in net income,tax						1,102	585	35
Post retirement benefits adjustment,tax						4	11	26
Reclassification adjustment for OTTI impairment included in net income,tax						$ 164	$ 72	$ 70
Dividends declared per share	$ 0.12	$ 0.11	$ 0.23	$ 0.19	$ 0.16
Average cost of treasury stock per share									$ 13.81	$ 13.58	$ 13.52	$ 13.37	$ 11.61